Document and Entity Information	Jul. 25, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 25, 2024
Entity File Number	001-38671
Entity Registrant Name	CAPITAL BANCORP, INC.
Entity Central Index Key	0001419536
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	52-2083046
Entity Address, Address Line One	2275 Research Boulevard
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	301
Local Phone Number	468-8848
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CBNK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false